UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22548

Wall Street EWM Funds Trust
(Exact name of registrant as specified in charter)

55 E. 52nd Street

New York, NY 10055
(Address of principal executive offices) (Zip code)

Frederick Taylor, President

Wall Street EWM Funds Trust

55 E. 52nd Street

New York, NY 10055
(Name and address of agent for service)

(800)-443-4693

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Evercore Equity Fund
EWMCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Evercore Equity Fund for the period of January 1, 2025, to December 31, 2025.  You can find additional information about the Fund at http://www.evercoreequityfund.com. You can also request this information by contacting us at 1-800-443-4693.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Evercore Equity Fund	$95	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Evercore Equity Fund (EWMCX) gained 11.22% in 2025 while the S&P 500 gained 17.88%. The year was marked by significant volatility related to tariffs in the Spring and then steady gains throughout the rest of the year. The year 2025 was the second year in a row of solid positive returns but that the fund had relative underperformance to the S&P 500.
During 2024, much of the fund’s relative underperformance was due to underweight positions to the “Magnificent 7” (Alphabet, Amazon, Apple, Meta, Microsoft, Nvidia and Tesla) which powered the market. In 2025, the best performing sectors of the stock market were related to momentum and unprofitable technology stocks while one of the worst performing sectors were “Quality” companies as defined by high returns on invested capital (ROIC) and good free cash flow (FCF). We have historically eschewed the former and embraced the latter which negatively impacted performance. In addition, we made several decisions -both of omission and commission - that hurt our absolute and relative performance.
In 2024 we purchased Novo Nordisk and Fiserv. Our investment thesis for each of these companies quickly unraveled. We sold both at considerable losses in 2025. Our acts of omission were holding for too long stocks that had performed well but had significant challenges. Both United Health and Celanese were sold in 2025 at large gains from original purchase but down close to 50% from relatively recent highs.
In response to the changing market dynamics and our relative underperformance, we made a number of changes to the fund. During the year our turnover was higher than in any of the last ten years. Overall, we sold eleven holdings and added five in addition to other adds and trims to existing positions. Throughout this process, we were true to our investment philosophy and were careful to maintain our investment discipline. We believe that the portfolio is well positioned for the current environment.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Evercore Equity Fund	PAGE 1	TSR-AR-93208V304

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF (without sales charge)	11.22	10.66	13.60
S&P 500 TR	17.88	14.42	14.82
Visit http://www.evercoreequityfund.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$505,905,379
Number of Holdings	31
Net Advisory Fee	$3,647,603
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%) of net assets
Financials	23.8%
Information Technology	23.1%
Consumer Discretionary	19.5%
Industrials	9.8%
Communication Services	9.3%
Energy	5.4%
Real Estate	4.6%
Health Care	3.1%
Cash & Other	1.4%

Top 10 Issuers	(%) of net assets
Alphabet, Inc.	9.3%
NVIDIA Corp.	9.0%
Microsoft Corp.	5.8%
Apple, Inc.	5.0%
Morgan Stanley	4.9%
Amazon.com, Inc.	4.5%
JPMorgan Chase & Co.	4.2%
Comfort Systems USA, Inc.	4.2%
Mastercard, Inc.	4.1%
Viking Holdings Ltd.	3.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.evercoreequityfund.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Evercore Wealth Management, LLC documents not be householded, please contact Evercore Wealth Management, LLC at 1-800-443-4693, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Evercore Wealth Management, LLC or your financial intermediary.
Evercore Equity Fund	PAGE 2	TSR-AR-93208V304

(b)	Not applicable for this Registrant.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. For the fiscal years ended December 31, 2025 and December 31, 2024, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	15,650	15,500
(b) Audit-Related Fees	0	0
(c) Tax Fees	3,500	3,000
(d) All Other Fees	0	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10a-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

EVERCORE EQUITY FUND
Core Financial Statements
December 31, 2025

Evercore Equity Fund
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS — 97.1%
Broadline Retail — 1.3%
MercadoLibre, Inc.(a)	3,180	$6,405,347
Building Materials — 1.9%
Builders FirstSource, Inc.(a)	93,080	9,577,001
Electrical Equipment — 3.2%
CDW Corp.	63,855	8,697,051
Generac Holdings, Inc.(a)	56,000	7,636,720
		16,333,771
Energy — 2.0%
EOG Resources, Inc.	97,620	10,251,076
Engineering & Construction — 4.2%
Comfort Systems USA, Inc.	22,890	21,363,008
Financial Services — 18.7%
Blackrock, Inc.	11,890	12,726,343
JPMorgan Chase & Co.	66,440	21,408,297
Mastercard, Inc. - Class A	36,280	20,711,526
Morgan Stanley	140,195	24,888,818
The Blackstone, Inc. - Class A	96,120	14,815,937
		94,550,921
Health Care Services — 3.1%
Thermo Fisher Scientific, Inc.	27,220	15,772,629
Home Furnishings — 1.8%
SharkNinja, Inc.(a)	82,000	9,175,800
Insurance — 5.1%
Chubb Ltd.	46,965	14,658,716
Progressive Corp.	49,865	11,355,258
		26,013,974
Management of Companies and Enterprises — 3.9%
Viking Holdings Ltd.(a)	274,375	19,593,119
Office Equipment — 5.0%
Apple, Inc.	92,960	25,272,106
Pipelines — 3.3%
Williams Cos., Inc.	279,230	16,784,515
Property Management — 3.2%
CBRE Group, Inc. — Class A(a)	99,125	15,938,309
Semiconductors — 9.0%
NVIDIA Corp.	243,515	45,415,547

The accompanying notes are an integral part of these financial statements.

1

Evercore Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Services — 13.9%
Alphabet, Inc. - Class A	45,805	$14,336,965
Alphabet, Inc. - Class C	104,765	32,875,257
Amazon.com, Inc.(a)	99,420	22,948,124
		70,160,346
Software — 7.4%
Adobe, Inc.(a)	23,770	8,319,262
Microsoft Corp.	60,340	29,181,631
		37,500,893
Specialty Retail — 8.0%
AutoZone, Inc.(a)	4,755	16,126,582
Crocs, Inc.(a)	115,390	9,868,153
Home Depot, Inc.	41,530	14,290,473
		40,285,208
Transportation — 2.1%
Uber Technologies, Inc.(a)	132,845	10,854,765
TOTAL COMMON STOCKS (Cost $190,841,937)		491,248,335
REAL ESTATE INVESTMENT TRUSTS - COMMON — 1.5%
REITS — 1.5%
American Tower Corp.	42,915	7,534,587
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $5,677,150)		7,534,587
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 1.5%
Invesco Government & Agency Portfolio - Institutional Class, 3.68%(b)	7,766,995	7,766,995
TOTAL MONEY MARKET FUNDS (Cost $7,766,995)		7,766,995
TOTAL INVESTMENTS — 100.1% (Cost $204,286,082)		$506,549,917
Liabilities in Excess of Other Assets — (0.1)%		(644,538)
TOTAL NET ASSETS — 100.0%		$505,905,379

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

Evercore Equity Fund
Statement of Assets and Liabilities
December 31, 2025

ASSETS:
Investments, at value	$506,549,917
Dividends receivable	174,686
Dividend tax reclaims receivable	24,274
Receivable for fund shares sold	10,238
Prepaid expenses and other assets	34,612
Total assets	506,793,727
LIABILITIES:
Payable to adviser	326,857
Payable for capital shares redeemed	323,369
Payable for fund administration and accounting fees	212,693
Payable for expenses and other liabilities	25,429
Total liabilities	888,348
NET ASSETS	$ 505,905,379
NET ASSETS CONSISTS OF:
Paid-in capital	$212,663,853
Total distributable earnings	293,241,526
Total net assets	$ 505,905,379
Net assets	$505,905,379
Shares issued and outstanding(a)	12,920,719
Net asset value per share	$39.15
Cost:
Investments, at cost	$204,286,082

(a)	Unlimited shares authorized, no par value.
The accompanying notes are an integral part of these financial statements.

3

Evercore Equity Fund
Statement of Operations
For the Year Ended December 31, 2025

INVESTMENT INCOME:
Dividend income	$4,738,032
Less: Issuance fees	(3,000)
Less: Dividend withholding taxes	(24,605)
Total investment income	4,710,427
EXPENSES:
Investment advisory fee (Note 4)	3,643,252
Fund administration and accounting fees	502,246
Legal fees	47,797
Trustees’ fees (Note 4)	46,000
Federal and state registration fees	36,885
Transfer agent fees	34,620
Custodian fees	25,260
Audit fees	18,498
Reports to shareholders	8,524
Other expenses and fees	27,470
Total expenses	4,390,552
Expense recoupment by Adviser (Note 4)	4,351
Net expenses	4,394,903
NET INVESTMENT INCOME	315,524
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	16,863,340
Net realized gain (loss)	16,863,340
Net change in unrealized appreciation (depreciation) on:
Investments	34,957,292
Net change in unrealized appreciation (depreciation)	34,957,292
Net realized and unrealized gain (loss)	51,820,632
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 52,136,156

The accompanying notes are an integral part of these financial statements.

4

Evercore Equity Fund
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$315,524	$1,960,402
Net realized gain (loss)	16,863,340	10,508,012
Net change in unrealized appreciation (depreciation)	34,957,292	47,537,544
Net increase (decrease) in net assets from operations	52,136,156	60,005,958
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(26,043,002)	(16,568,380)
Total distributions to shareholders	(26,043,002)	(16,568,380)
CAPITAL TRANSACTIONS:
Shares sold	17,996,620	47,724,805
Shares issued from reinvestment of distributions	23,555,961	14,570,914
Shares redeemed	(42,054,007)	(30,289,068)
Net increase (decrease) in net assets from capital transactions	(501,426)	32,006,651
NET INCREASE (DECREASE) IN NET ASSETS	25,591,728	75,444,229
NET ASSETS:
Beginning of the year	480,313,651	404,869,422
End of the year	$ 505,905,379	$480,313,651
SHARES TRANSACTIONS
Shares sold	474,258	1,340,562
Shares issued from reinvestment of distributions	597,261	388,558
Shares redeemed	(1,100,412)	(835,307)
Total increase (decrease) in shares outstanding	(28,893)	893,813

The accompanying notes are an integral part of these financial statements.

5

Evercore Equity Fund
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$37.09	$33.58	$26.38	$33.65	$26.81
INVESTMENT OPERATIONS:
Net investment income(a)	0.02	0.16	0.17	0.15	0.01
Net realized and unrealized gain (loss) on investments(b)	4.15	4.67	7.20	(7.27)	7.88
Total from investment operations	4.17	4.83	7.37	(7.12)	7.89
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	(0.16)	(0.17)	(0.15)	(0.00)(c)
Net realized gains	(2.08)	(1.16)	—	0.00(c)	(1.05)
Total distributions	(2.11)	(1.32)	(0.17)	(0.15)	(1.05)
Net asset value, end of year	$39.15	$37.09	$33.58	$26.38	$33.65
TOTAL RETURN	11.22%	14.33%	27.95%	−21.17%	29.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$505,905	$480,314	$404,869	$313,028	$380,175
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	0.90%	0.90%	0.93%	0.93%	0.95%
After expense reimbursement/ recoupment	0.90%	0.90%	0.93%	0.93%	0.96%
Ratio of net investment income (loss) to average net assets	0.06%	0.43%	0.59%	0.53%	0.04%
Portfolio turnover rate	17%	9%	10%	12%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

6

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)
1. Organization
The Evercore Equity Fund (the “Fund”) is the sole series of Wall Street EWM Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 12, 2011. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is a diversified series with its own investment objectives and policies within the Trust. The Fund seeks to produce growth of capital by investing principally in a diversified portfolio of common stocks. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates and assumptions.
(a)
Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the last sale price. Investments in open-end mutual funds (other than exchange-traded funds) are valued at their respective net asset values (“NAV”) on the valuation date.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Evercore Wealth Management, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
U.S. GAAP requires disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques. The various inputs used in determining the value of each of the Fund’s investments are summarized in the following three broad categories:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

7

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of December 31, 2025, the Fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks*	$491,248,335	$—	$—	$491,248,335
Short-Term Investment	7,766,995	—	—	7,766,995
Real Estate Investment Trust	7,534,587	—	—	7,534,587
Total Investments	$506,549,917	$—	$—	$506,549,917

*	Please refer to the Schedule of Investments for further industry breakout.
(b)
Federal Income and Excise Taxes – The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund is not subject to examination by
U.S. tax authorities for tax years prior to the year ended December 31, 2022. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.
(c)
Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gain, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

(d)
Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT and MLP distributions is generally not known until after the end of each calendar year. The Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Due to the nature of REIT and MLP investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. These reclassifications have no effect on net assets, results of operations or NAV per share. As of December 31, 2025, no reclassifications were made.

8

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
3. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities for the period ended December 31, 2025, excluding short-term investments, were $79,021,713 and $103,545,659, respectively. There were no purchases or sales of long-term U.S. government securities.
4. INVESTMENT ADVISER
The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain trustees and officers of the Fund are also officers and directors of the Adviser. Pursuant to this Agreement, the Adviser is entitled to receive a management fee, calculated daily and payable monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the total annual operating expenses (excluding all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 1.00% of the Fund’s average daily net assets. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal period during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. As of December 31, 2025, the Adviser has recouped all eligible previously waived expenses.
Mr. Frederick Taylor serves as an Interested Trustee on the Trust as that term is defined in Section 2(a)(19) of the 1940 Act because of his association with the Adviser. For his services on the Board of Trustees, Mr. Taylor receives an annual fee of $15,000 from the Fund.
5. Shares of Common Stock
Transactions in shares of common stock were as follows:

	Year Ended December 31,
	2025	2024
Shares Sold	474,258	1,340,562
Shares Redeemed	(1,100,412)	(835,307)
Shares Reinvested	597,261	388,558
Net Increase	(28,893)	893,813
Shares Outstanding:
Beginning of Year	12,949,612	12,055,799
End of Year	12,920,719	12,949,612

9

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
6. TAX INFORMATION
As of December 31, 2025, the Fund’s most recently completed fiscal year end, cost of investments and distributable earnings on a tax basis were as follows:

Cost of Investments	$205,358,676
Gross tax unrealized appreciation	$311,314,808
Gross tax unrealized depreciation	(10,123,567)
Net unrealized appreciation	301,191,241
Undistributed ordinary income	62,651
Undistributed long-term capital gain	—
Other accumulated loss	(8,012,366)
Distributable earnings	$293,241,526

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and C-corporation basis adjustments.
The tax character of distributions paid during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Ordinary Income	$351,258	$2,626,927
Long-Term Capital Gain	$25,691,744	$13,941,453

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward and offset such losses against any future realized capital gains. At December 31, 2025, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss arising on the first day of the next taxable year. Qualified late year losses are certain capital losses which occur during the portion of the Fund’s taxable year subsequent to October 31. The Fund is deferring post-October losses in the amount of Short-term of $946,596 and Long-term of $7,065,770.
7. GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.
8. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2025, SEI Private Trust Company, for the benefit of Fund shareholders, owned 81.1% of the outstanding shares of the Fund.
9. New Accounting Pronouncement
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of

10

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

11

EVERCORE EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Wall Street EWM Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Wall Street EWM Funds Trust comprising Evercore Equity Fund (the “Fund”) as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2005.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 25, 2026

12

EVERCORE EQUITY FUND
ADVISORY CONTRACT APPROVAL DISCLOSURE
Report On September 9, 2025, the Board of Trustees, including each of the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Wall Street EWM Funds Trust or Evercore Wealth Management, LLC (“EWM” or the “Adviser”) (the “Independent Trustees”), considered and unanimously approved the continuation for a one year period of the investment advisory agreement (the “Advisory Agreement”) with EWM, effective October 1, 2025. In reaching its decision to approve the continuation of the Advisory Agreement, the Board considered the overall fairness of the Advisory Agreement and whether the Advisory Agreement was in the best interests of the Fund and its shareholders. The Board further considered all factors it deemed relevant with respect to the Fund, including: (1) the nature, extent, and quality of the services provided by EWM, including the performance of the Fund and EWM; (2) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (3) the extent to which EWM realizes economies of scale as the Fund grows larger and shares those economies with the Fund and its shareholders; (4) the cost of the services provided and the profits realized by EWM and its affiliates from services rendered to the Fund (the “profitability” of the Fund to EWM); and (5) other indirect benefits to EWM and its affiliates attributable to its relationship with the Fund. In approving the Advisory Agreement, the Board did not identify any single factor or particular information as all-important or controlling and each Trustee may have attributed different weight to each factor. In connection with its deliberations, the Board took into account information provided throughout the year at its meetings, as well as information provided specifically in connection with the annual renewal process, as discussed below.
Nature, Extent and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Advisory Agreement between the Fund and EWM, noting that EWM will continue to provide investment management services to the Fund which include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by EWM on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund. The Board considered EWM’s specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the Fund’s portfolio managers and other key personnel at EWM. The Board reviewed the Fund’s short- and long-term investment performance for the various periods ended June 30, 2025 and July 31, 2025, together with the relative performance of comparable benchmarks and of funds in the Lipper Multi-Cap Core category (as provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund data and analytics). In connection with its review, the Board also considered information regarding EWM’s code of ethics and compliance program, supported by EWM management and other key personnel, and noted the resources and personnel allocated to these functions, as well as the firm’s compliance history with respect to the Fund. The Board evaluated EWM’s financial condition, noting that it appeared to be sufficiently capitalized to provide high quality services to the Fund, and considered EWM’s history, reputation, and resources. The Board concluded that EWM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement. The Board concluded that it is satisfied with the nature, extent and quality of services provided by EWM to the Fund pursuant to the Advisory Agreement.
Comparative Fee and Expense Data. The Board considered a comparative analysis of the advisory fee and total expense ratio of the Fund and those of a peer group of funds within the Lipper Multi-Cap Core category as prepared by Broadridge. The Board also considered a comparative analysis of expenses borne by the Fund and those of funds within the Morningstar U.S. Fund Large Blend category that was prepared by the Fund’s administrator, U.S. Bank Global Fund Services, but that included certain data obtained from Broadridge. The Board noted that the Fund’s annual contractual investment advisory fee was below the median and above the asset-weighted average reported for its Lipper peer expense group and above the average and median investment advisory fees reported for its Morningstar peer group. The Board noted that the Fund’s total expenses were in line with the median total expenses (after fee waivers and expense reimbursements, if any) reported for its Lipper peer expense

13

EVERCORE EQUITY FUND
ADVISORY CONTRACT APPROVAL DISCLOSURE(Continued)
group and above its Morningstar peer group. While recognizing that it is difficult to compare investment advisory fees since investment advisory services provided may vary from one investment adviser to another and for other reasons, the Board concluded that EWM’s investment advisory fee is reasonable.
Economies of Scale. The Board considered whether the Fund is experiencing and would benefit from any economies of scale, noting that the current investment advisory fee for the Fund does not contain breakpoints. The Board determined that the investment advisory fees are reasonable and appropriate and that breakpoints in the fee schedule are unnecessary based on the current relatively modest level of the Fund’s assets. In this regard, the Board noted that EWM had agreed to reimburse Fund operating expenses in order to maintain a competitive expense ratio, and that the Fund’s total operating expenses for the prior year were below its expense limitation. After discussion, the Board determined that the current investment management fee structure was reasonable.
Cost of Advisory Services and Profitability. The Board considered the annual investment advisory fee paid by the Fund to EWM in the amount of 0.75% of the Fund’s average annual daily net assets for services to be rendered to the Fund by EWM and its affiliates. The Board noted the relatively modest size of the Fund, the competitive level of the advisory fee charged by EWM, and profitability information regarding the level of profits realized by the Adviser in connection with the operation of the Fund. The Board reviewed the methodology followed in allocating costs to the Fund, while recognizing that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was generally consistent with that followed in profitability report presentations for the Fund made in prior years. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from changes in rules and other regulations, and determined that EWM’s profitability with respect to the Fund was reasonable. The Board further noted that EWM has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its investment advisory fees, in order to ensure that total annual fund operating expenses (excluding all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 1.00% of the Fund’s average daily net assets annually. The Board noted that, while it is possible that the Fund’s operating expenses may increase at a future time, the Fund was operating below its expense limitation. In this regard, the Board noted that the Fund’s operating expenses limitation arrangement will continue in effect until at least April 30, 2027 at which point it would be subject to renewal for successive terms.
Other Indirect Benefits. The Board also considered the extent to which EWM derives indirect benefits from Fund operations. In this regard, the Board noted that EWM has not used and does not intend to use an affiliated broker-dealer to perform trading for the Fund. The Board also noted that EWM would continue its existing practice, which allows the use of soft dollar arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, and that research services furnished by broker-dealers and other third parties as a result of such arrangements may be beneficial to EWM and its other clients, as well as the Fund. The Board also considered that, conversely, the Fund may benefit from research services obtained by EWM from the placement of portfolio brokerage of other clients. The Board also considered that the Fund is offered to EWM’s advisory clients who invest in the Fund, which benefits EWM financially and in other ways. Based on its review, the Board determined that indirect benefits that may accrue to EWM are fair and reasonable.
Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board, including all of the Independent Trustees, concluded based on its business judgment that the approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.
*   *   *

14

EVERCORE EQUITY FUND
ADDITIONAL INFORMATION
Availability of Proxy Voting Information
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or by accessing the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.
Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1- 800-SEC-0330. In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.evercoreequityfund.com on a monthly basis.
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended December 31, 2025, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100% for the Fund.
For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was 100% for the Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue section 87(k)(2)(c) was 1.85%.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statement of Operations in this report.
Statement Regarding Basis for Approval of Investment Advisory Contract.
See Board Consideration of Investment Advisory Agreement in this report.

15

TRUSTEES
Frederick Taylor, Chairman
Laird I. Grant
Katharine Plourde
OFFICERS
Frederick Taylor, President
Ruth Calaman, Executive Vice President, Secretary & Chief Compliance Officer
Dianna Caban, Executive Vice President & Treasurer
INVESTMENT ADVISOR
Evercore Wealth Management, LLC.
55 E. 52nd Street
23rd Floor
New York, New York 10055
CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bank Global Fund Services
615 E. Michigan Street
P.O. Box 701
Milwaukee, Wisconsin 53201
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1835 Market St., Suite 310
Philadelphia, PA 19103
DISTRIBUTOR
Quasar Distributors, LLC
190 Middle Street
2nd Floor
Portland, Maine 04101
EVERCORE EQUITY FUND
55 E. 52nd Street
23rd Floor
New York, New York 10055
(800) 443-4693
http://www.evercoreequityfund.com

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith.

(2) Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Not applicable to open-end investment companies.

(5)	Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)	Wall Street EWM Funds Trust

By (Signature and Title)*	/s/ Frederick Taylor
Frederick Taylor, Principal Executive Officer

Date	03/09/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Frederick Taylor
Frederick Taylor, Principal Executive Officer

Date	03/09/2026

By (Signature and Title)*	/s/ Dianna Caban
Dianna Caban, Principal Financial Officer

Date	03/09/2026

* Print the name and title of each signing officer under his or her signature.